SHARE BASED PAYMENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
SHARE BASED PAYMENT LIABILITIES
16. SHARE BASED PAYMENT LIABILITIES

(i)	Long-term incentive plan ("LTIP")

The Company has an LTIP that provides for restricted share units ("RSUs") and performance share units ("PSUs") (collectively, “Share Units”) that may be granted to employees, officers and eligible contractors of the Company and its affiliates. A director of the Company is not eligible to participate in the LTIP unless he or she is also an employee of the Company. At the discretion of the Company's Board of Directors, the Company can issue common shares or cash or any combination thereof in satisfaction of the Company’s obligations under Share Units held by participants. The Company has historically equity-settled awards under the LTIP plan and accounted for them accordingly, however granted units that vested in 2019 were settled in cash, resulting in a change in the accounting to cash-settled.

The fair value of the share based liability recognized on modification of $42,948 is greater than the amount previously recognized as expense in equity of $7,228. The Company made an accounting policy choice under IFRS to recognize the excess amount as a direct charge to shareholders' equity as opposed to recognizing an expense in the statement of operations on the date of modification. As a result, the Company recognized $29,248, net of tax of $9,906, as a charge to retained earnings. All remaining and future grants under the LTIP will be accounted for as cash-settled awards. The maximum number of common shares made available for issuance under the LTIP shall not exceed: (i) such number of common shares as would, when combined with all other common shares subject to grants under DSUs, RSUs and PSUs of the Company, be equal to 2% of the common shares then outstanding; and (ii) such number of common shares as would, when combined with all other common shares of the Company, be equal to 5.5% of the common shares outstanding from time to time.

The value of an RSU and PSU at the grant date is equal to the fair market value of a common share of the Company on that date. Unless otherwise determined by the Compensation Committee, no RSU or PSU shall vest later than three years after the date of grant.

Upon vesting of the PSUs, the number of shares the holder can receive ranges between 0% and 200% of the number of the PSUs granted, to be determined at the end of the performance period based on the performance of the Company's underlying shares.

Movements in the number of the PSUs and RSUs for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	502,037	524,094	342,206	364,263
Granted	117,143	129,146	198,528	198,528
Cancelled	(23,114)	(23,114)	(38,697)	(38,697)
Redeemed	(84,298)	(89,298)	—	—
Balance, end of year	511,768	540,828	502,037	524,094

(ii)	Deferred share unit plan ("DSU Plan")

The Company has a DSU Plan for non-executive directors of the Company, which provides a cash payment, common shares, or a combination thereof on the date when a director ceases to be a director. The Company assumed phantom share units that were previously granted to Australian employees of Newmarket Gold Inc. as a result of a business combination that closed on November 30, 2016. Each phantom share unit entitles the holder to a cash payment on exercise based on market value of the Company's shares on the date of exercise less the strike price of the phantom share unit.

Changes in the number of deferred share units ("DSUs") and phantom share units outstanding during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	170,528	35,625	131,006	95,000
Granted	21,875	—	39,522	—
Redeemed	(37,026)	(35,625)	—	(35,625)
Cancelled	—	—	—	(23,750)
Balance, at end of year	155,377	—	170,528	35,625

Changes in the share based payment liabilities during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Opening liability	$4,276	$2,116
Share based payment expense	9,307	2,564
Modification of share based payment	42,948	—
Redeemed DSUs and phantom share units (cash payments)	(2,453)	(441)
Foreign currency translation	1,179	37
Total share based payment liability	$55,257	$4,276
Current portion of share based payment liability	$36,783	$4,276
Long term share based payment liability	$18,474	$—

(iii)	Share based payment expense

The cost of share based payments is allocated to production costs (options granted to employees involved in the commercial operations at the mines and mill), and general and administrative costs (options granted to directors and corporate employees).

	Year ended December 31, 2019	Year ended December 31, 2018
RSU and PSU share based payment expense	$—	$2,874
Stock options share based payment expense	—	21
Equity based instruments share based payment expense	$—	$2,895
Cash settled instruments share based payment expense (note 16)	$9,307	$2,564
Total share based payment expense	$9,307	$5,459

The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2019 and 2018 is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
General and administrative	$9,018	$5,216
Production costs	289	243
Total share based payment expense	$9,307	$5,459